December 29, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Sparrow Funds, File Nos. 333-59877 and 811-08897

Dear Sir/Madam:

On behalf of Sparrow Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 16 to the Trust’s Registration Statement the (“Amendment”).  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.  The main purpose of the Amendment is to respond to comments from the SEC staff and to include previously omitted financial data for the Sparrow Growth Fund. We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

s/ Thompson Hine LLP

Thompson Hine LLP